World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2014

Dates Covered
Collections Period	11/01/14 - 11/30/14
Interest Accrual Period	11/17/14 - 12/14/14
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/14	495,514,768.11	26,021
Yield Supplement Overcollateralization Amount at 10/31/14	16,132,051.78	0
Receivables Balance at 10/31/14	511,646,819.89	26,021
Principal Payments	16,368,849.20	408
Defaulted Receivables	885,070.36	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/14	15,343,312.35	0
Pool Balance at 11/30/14	479,049,587.98	25,575

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	62.46%

Prepayment ABS Speed	1.31%

Overcollateralization Target Amount	21,557,231.46
Actual Overcollateralization	21,557,231.46

Weighted Average APR	3.42%
Weighted Average APR, Yield Adjusted	5.11%
Weighted Average Remaining Term	51.02

Delinquent Receivables:
Past Due 31-60 days	7,514,108.36	368
Past Due 61-90 days	2,315,264.33	120
Past Due 91 + days	553,727.66	22
Total	10,383,100.35	510

Total 31+ Delinquent as % Ending Pool Balance	2.17%

Recoveries	535,073.58

Aggregate Net Losses/(Gains) - November 2014	349,996.78
Current Net Loss Ratio (Annualized)	0.82%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.64%

Flow of Funds	$ Amount

Collections	18,175,747.49
Advances	7,353.60
Investment Earnings on Cash Accounts	2,486.40
Servicing Fee	(426,372.35)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,759,215.14

Distributions of Available Funds
(1) Class A Interest	328,357.91
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,724,247.03
(7) Distribution to Certificateholders	1,684,237.30
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,759,215.14

Servicing Fee	426,372.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 11/17/14	473,216,603.55
Principal Paid	15,724,247.03
Note Balance @ 12/15/14	457,492,356.52

Class A-1
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-2
Note Balance @ 11/17/14	112,931,603.55
Principal Paid	15,724,247.03
Note Balance @ 12/15/14	97,207,356.52
Note Factor @ 12/15/14	41.3648326%

Class A-3
Note Balance @ 11/17/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	235,000,000.00
Note Factor @ 12/15/14	100.0000000%

Class A-4
Note Balance @ 11/17/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	109,676,000.00
Note Factor @ 12/15/14	100.0000000%

Class B
Note Balance @ 11/17/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	15,609,000.00
Note Factor @ 12/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	350,730.81
Total Principal Paid	15,724,247.03
Total Paid	16,074,977.84

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	45,172.64
Principal Paid	15,724,247.03
Total Paid to A-2 Holders	15,769,419.67

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4712319
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.1266478
Total Distribution Amount	21.5978797

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1922240
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.9116895
Total A-2 Distribution Amount	67.1039135

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/14	91,687.04
Balance as of 11/30/14	99,040.64
Change	7,353.60

Reserve Account
Balance as of 11/17/14	1,903,544.61
Investment Earnings	234.69
Investment Earnings Paid	(234.69)
Deposit/(Withdrawal)	-
Balance as of 12/15/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61